Other Real Estate Owned - Schedule for Changes in Other Real Estate Owned (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Real Estate [Abstract]
Beginning of year	$ 5,811	$ 4,754	$ 4,754	$ 7,332
Transfers in			3,164	1,414
Acquired in acquisition			115
Gain on sales			131	505	$ 103
Proceeds from sales	(2,391)	$ (538)	(2,266)	(4,368)	(4,487)
Other real estate			5,898	4,884
Additions to valuation reserve			(87)	(130)
Recorded investment	$ 4,898		$ 5,811	$ 4,754	$ 7,332